Long Term Debt (Debentures) (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	8 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	8 Months Ended	9 Months Ended	14 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2011 Class	Dec. 31, 2013 Warrants	Dec. 31, 2011 Warrants	Jun. 30, 2011 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Aug. 20, 2013 Prior to May 1, 2017 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 31, 2014 Prior to May 1, 2017 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Dec. 31, 2013 Prior to May 1, 2017 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 30, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 27, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 31, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Sep. 30, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Sep. 30, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures	Mar. 30, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures Common Stock ($0.01 par)	Mar. 27, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Debentures Common Stock ($0.01 par)	Mar. 31, 2014 At any time after July 31, 2013 Senior Subordinated Convertible Debentures Maturing in 2014 Other Accrued Liabilities Debentures
Short-term Debt [Line Items]
Aggregate principal amounts of debt offered										$ 60,000,000
Interest rate										12.00%
Number of days of prior written notice												30 days						30 days
Percentage of principal amount redeemed											100.00%					100.00%		100.00%
Call premium redemption percentage																50.00%		50.00%
Amount of converted debentures				255,000	11,332,000	0								5,000,000	6,600,000
Shares converted into common stock																			433,073	570,945
Remaining principal balance																					300,000
Loss on extinguishment of debt		(3,934,000)	0														(100,000)
Remaining principal balance not converted																	200,000	200,000
Number of different classes of warrants issued							2
Number of warrants that are exercisable	90	90
Warrants weighted average exercise price per share	11.57	11.57
Number of shares in which warrants are convertible		77,363		1,671,800
Number of shares issued due to the exercise of warrants	126,240	686,006		1,728
Put premium redemption percentage											20.00%
Amount of debt repurchased											53,100,000
Put premium paid											10,600,000		10,600,000
Additional cost if convertible debentures are redeemed				1,000,000
Deferred financing cost									3,300,000
Shares subject for issuance if warrants are exercised								$ 1,100,000